Basis of preparation	9 Months Ended
Sep. 30, 2020
Basis of preparation
Basis of preparation

2 Basis of preparation

The interim condensed consolidated financial statements for the three and nine months ended September 30, 2019 and 2020 have been prepared in accordance with IAS 34 Interim Financial Reporting.

The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Group’s annual consolidated financial statements as of December 31, 2018 and 2019 and for the three years ended December 31, 2019. Unless otherwise specified, "the Company" refers to Centogene N.V. and Centogene GmbH throughout the remainder of these notes, while "the Group" refers to Centogene N.V., Centogene GmbH and its subsidiaries.

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2019, except for the adoption of new standards effective as of January 1, 2020 (see note 2.2). The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

Several other amendments and interpretations apply for the first time in 2020, but do not have an impact on the interim condensed consolidated financial statements of the Group.

These interim condensed consolidated financial statements are presented in euro, which is the Group's functional currency. Unless otherwise specified, all financial information presented in euro is rounded to the nearest thousand (EUR k) in line with customary commercial practice.

2.1 COVID-19 reporting

Due to the growth and significance of the COVID-19 business in relation to the total activities of the Group, the COVID-19 testing business is managed and reported as a separate segment beginning in the third quarter of 2020. In the second quarter 2020 report, furnished to the SEC on Form 6-K on September 23, 2020, the financial impact of the COVID-19 business has been reported as a part of our Diagnostics segment, whereas it has been separated from the Diagnostics segment and included in the year-to-date COVID-19 financials in this report.

In the third quarter of 2020, the Company entered into a collaboration agreement with Dr. Bauer Laboratoriums GmbH, Rostock (hereafter ‘Bauer GmbH’). Bauer GmbH supports Centogene in certain areas of its COVID-19 testing business by providing the medical laboratory services to facilitate Centogene to perform its COVID-19 testing business activities. Bauer GmbH is wholly owned by a long-time employee of Centogene, who from a medical perspective and by observing the Medical Association's professional code of conduct continues to operate as an independent medical physician.

As per the criteria in IFRS 10, Centogene assessed the control it has over Bauer GmbH and concluded to consolidate the activities of Bauer GmbH in the Group from the third quarter of 2020. Centogene does not own any shares in Bauer GmbH. However, based on the analysis of all facts and circumstances surrounding the close collaboration with Bauer GmbH and the employment relationship with the sole shareholder of Bauer GmbH, this shareholder is considered as a de facto agent. Centogene meets the criteria of the control model under IFRS 10 as it has exposure to variable returns and the ability to use power to affect returns. Bauer GmbH has a share in the net result of the respective COVID-19 testing business which has been accounted for under non-controlling interest.

2.2Effects of new accounting standards

The following amendments and interpretations apply for the first time in 2020 and had no impact on the unaudited interim condensed consolidated financial statements of the Group:

•	Amendments to IAS 1 and IAS 8: Definition of Material
•	Amendments to IFRS 3: Definition of a Business
•	Amendments to IFRS 7, IFRS 9 and IAS 39: Interest Rate Benchmark Reform
•	References to the Conceptual Framework for Financial Reporting issued on 29 March 2018